Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.71%)
COMMUNICATION SERVICES (4.18%)
Entertainment (1.74%)
Take-Two Interactive Software, Inc.(a)	13,000	$1,226,810
Walt Disney Co.	23,351	2,592,662
		3,819,472
Interactive Media & Services (2.44%)
Alphabet, Inc., Class C(a)	2,539	2,979,034
Care.com, Inc.(a)	22,160	437,881
Eventbrite, Inc., Class A(a)(b)	963	18,461
Facebook, Inc., Class A(a)	11,677	1,946,439
		5,381,815
CONSUMER DISCRETIONARY (18.83%)
Distributors (0.82%)
Pool Corp.	11,000	1,814,670

Diversified Consumer Services (2.02%)
Chegg, Inc.(a)	116,538	4,442,429

Hotels, Restaurants & Leisure (4.46%)
Hyatt Hotels Corp., Class A	23,000	1,669,110
Lindblad Expeditions Holdings, Inc.(a)	19,942	304,116
Planet Fitness, Inc., Class A(a)	45,245	3,109,236
Texas Roadhouse, Inc.	27,500	1,710,225
Yum! Brands, Inc.	30,238	3,018,055
		9,810,742
Internet & Direct Marketing Retail (3.70%)
Amazon.com, Inc.(a)	1,565	2,786,874
Booking Holdings, Inc.(a)	1,208	2,107,851
Etsy, Inc.(a)	30,000	2,016,600
Stamps.com, Inc.(a)	4,906	399,398
Wayfair, Inc., Class A(a)	5,605	832,062
		8,142,785
Multiline Retail (0.81%)
Ollie's Bargain Outlet Holdings, Inc.(a)	20,803	1,775,120

Specialty Retail (4.13%)
Burlington Stores, Inc.(a)	9,500	1,488,460
Five Below, Inc.(a)	15,000	1,863,750
Lowe's Cos., Inc.	17,412	1,906,092
TJX Cos., Inc.	42,458	2,259,190
Ulta Beauty, Inc.(a)	4,535	1,581,490
		9,098,982

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (2.89%)
Canada Goose Holdings, Inc.(a)(b)	44,713	$2,147,118
NIKE, Inc., Class B	30,533	2,571,184
PVH Corp.	13,500	1,646,325
		6,364,627
CONSUMER STAPLES (4.35%)
Food Products (2.48%)
Lamb Weston Holdings, Inc.	21,000	1,573,740
McCormick & Co., Inc.	10,500	1,581,615
Mondelez International, Inc., Class A	45,981	2,295,372
		5,450,727
Household Products (0.81%)
Church & Dwight Co., Inc.	25,000	1,780,750

Personal Products (1.06%)
Estee Lauder Cos., Inc., Class A	14,077	2,330,447

ENERGY (0.33%)
Energy Equipment & Services (0.33%)
Solaris Oilfield Infrastructure, Inc., Class A(b)	43,922	722,078

FINANCIALS (2.98%)
Banks (1.85%)
First Republic Bank	18,000	1,808,280
Independent Bank Group, Inc.	21,906	1,123,559
Signature Bank	8,884	1,137,774
		4,069,613
Capital Markets (0.81%)
Hamilton Lane, Inc., Class A	1,130	49,245
Raymond James Financial, Inc.	21,500	1,728,815
		1,778,060
Thrifts & Mortgage Finance (0.32%)
Axos Financial, Inc.(a)	24,647	713,777

HEALTH CARE (18.72%)
Biotechnology (4.36%)
ACADIA Pharmaceuticals, Inc.(a)(b)	49,976	1,341,856
Acorda Therapeutics, Inc.(a)	35,490	471,662
Portola Pharmaceuticals, Inc.(a)(b)	76,533	2,655,695
Puma Biotechnology, Inc.(a)(b)	54,272	2,105,211
Regeneron Pharmaceuticals, Inc.(a)	5,895	2,420,605
Ultragenyx Pharmaceutical, Inc.(a)	8,709	604,056
		9,599,085

See Notes to Schedule of Investments.
www.all-starfunds.com

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (7.67%)
Abbott Laboratories	37,174	$2,971,689
Becton Dickinson and Co.	9,917	2,476,572
Cooper Cos., Inc.	6,000	1,777,020
Glaukos Corp.(a)	8,708	682,446
Insulet Corp.(a)	28,611	2,720,620
Nevro Corp.(a)	44,262	2,766,818
ResMed, Inc.	15,000	1,559,550
STERIS PLC	15,000	1,920,450
		16,875,165
Health Care Providers & Services (2.28%)
PetIQ, Inc.(a)(b)	43,634	1,370,544
UnitedHealth Group, Inc.	9,887	2,444,659
US Physical Therapy, Inc.	11,489	1,206,690
		5,021,893
Life Sciences Tools & Services (1.84%)
Charles River Laboratories International, Inc.(a)	13,500	1,960,875
Mettler-Toledo International, Inc.(a)	2,900	2,096,700
		4,057,575
Pharmaceuticals (2.57%)
Aerie Pharmaceuticals, Inc.(a)	8,464	402,040
Dermira, Inc.(a)	119,450	1,618,548
Jazz Pharmaceuticals PLC(a)	10,500	1,500,975
Novo Nordisk A/S(c)	40,627	2,125,198
		5,646,761
INDUSTRIALS (12.52%)
Aerospace & Defense (2.27%)
HEICO Corp.	39,502	3,747,555
Kratos Defense & Security Solutions, Inc.(a)	79,654	1,244,992
		4,992,547
Air Freight & Logistics (0.49%)
XPO Logistics, Inc.(a)	20,020	1,075,875

Building Products (0.92%)
Lennox International, Inc.	7,700	2,035,880

Commercial Services & Supplies (3.49%)
Casella Waste Systems, Inc., Class A(a)	60,314	2,144,766
Cintas Corp.	9,000	1,818,990
Copart, Inc.(a)	32,000	1,938,880
Rollins, Inc.	42,750	1,779,255
		7,681,891

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Electrical Equipment (0.71%)
Generac Holdings, Inc.(a)	30,500	$1,562,515

Machinery (3.10%)
IDEX Corp.	12,000	1,820,880
Middleby Corp.(a)	12,357	1,606,781
RBC Bearings, Inc.(a)	11,500	1,462,455
Xylem, Inc.	24,500	1,936,480
		6,826,596
Professional Services (0.01%)
WageWorks, Inc.(a)	736	27,791

Road & Rail (0.82%)
Old Dominion Freight Line, Inc.	12,500	1,804,875

Trading Companies & Distributors (0.71%)
SiteOne Landscape Supply, Inc.(a)	27,196	1,554,251

INFORMATION TECHNOLOGY (28.97%)
Electronic Equipment, Instruments & Components (3.18%)
Keysight Technologies, Inc.(a)	25,000	2,180,000
Littelfuse, Inc.	9,000	1,642,320
nLight, Inc.(a)	14,834	330,502
Novanta, Inc.(a)	11,340	960,838
Zebra Technologies Corp., Class A(a)	9,000	1,885,770
		6,999,430
IT Services (7.36%)
Automatic Data Processing, Inc.	14,377	2,296,582
EPAM Systems, Inc.(a)	14,586	2,466,930
FleetCor Technologies, Inc.(a)	10,289	2,537,165
Genpact, Ltd.	59,000	2,075,620
Jack Henry & Associates, Inc.	11,000	1,526,140
PayPal Holdings, Inc.(a)	20,991	2,179,706
Visa, Inc., Class A	19,986	3,121,613
		16,203,756
Semiconductors & Semiconductor Equipment (1.62%)
Impinj, Inc.(a)(b)	5,084	85,182
Monolithic Power Systems, Inc.	13,500	1,829,115
Skyworks Solutions, Inc.	20,000	1,649,600
		3,563,897
Software (16.81%)
2U, Inc.(a)	20,614	1,460,502
Altair Engineering, Inc., Class A(a)	23,513	865,514

See Notes to Schedule of Investments.
www.all-starfunds.com

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (continued)
Autodesk, Inc.(a)	17,923	$2,792,762
Avalara, Inc.(a)	21,860	1,219,569
Ebix, Inc.(b)	27,971	1,380,928
Everbridge, Inc.(a)	39,418	2,956,744
Globant SA(a)	20,776	1,483,406
HubSpot, Inc.(a)	5,444	904,847
Intuit, Inc.	9,838	2,571,752
Microsoft Corp.	25,452	3,001,809
Paycom Software, Inc.(a)	10,000	1,891,300
Paylocity Holding Corp.(a)	40,161	3,581,960
Qualys, Inc.(a)	22,000	1,820,280
Rapid7, Inc.(a)	3,215	162,711
salesforce.com, Inc.(a)	14,866	2,354,328
SPS Commerce, Inc.(a)	12,381	1,313,129
SS&C Technologies Holdings, Inc.	30,000	1,910,700
Synopsys, Inc.(a)	18,500	2,130,275
Trade Desk, Inc., Class A(a)	15,385	3,045,461
Zuora, Inc., Class A(a)	7,179	143,795
		36,991,772
MATERIALS (3.31%)
Chemicals (2.41%)
Ecolab, Inc.	17,421	3,075,503
Linde PLC	12,670	2,229,033
		5,304,536
Containers & Packaging (0.90%)
Avery Dennison Corp.	17,500	1,977,500

REAL ESTATE (3.52%)
Equity Real Estate Investment Trusts (REITs) (1.43%)
Equinix, Inc.	6,939	3,144,477

Real Estate Management & Development (2.09%)
FirstService Corp.	51,413	4,593,238

TOTAL COMMON STOCKS
(COST OF $149,380,043)		215,037,400

SHORT TERM INVESTMENTS (3.21%)
MONEY MARKET FUND (2.36%)
State Street Institutional US Government Money Market Fund, 2.373%(d)
(COST OF $5,199,133)	5,199,133	5,199,133

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Growth Fund	Schedule of Investments
March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
SHORT TERM INVESTMENTS (continued)

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.85%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%
(COST OF $1,869,543)	1,869,543	$1,869,543

TOTAL SHORT TERM INVESTMENTS
(COST OF $7,068,676)		7,068,676

TOTAL INVESTMENTS (100.92%)
(COST OF $156,448,719)		222,106,076

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.92%)		(2,031,867)

NET ASSETS (100.00%)		$220,074,209

NET ASSET VALUE PER SHARE
(37,302,489 SHARES OUTSTANDING)		$5.90

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $9,170,716.
(c)	American Depositary Receipt.
(d)	Rate reflects seven-day effective yield on March 31, 2019.

See Notes to Schedule of Investments.
www.all-starfunds.com

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2019, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2019:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$9,170,716	$1,869,543	$7,367,813	$9,237,356

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

www.all-starfunds.com

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$215,037,400	$–	$–	$215,037,400
Short Term Investments	7,068,676	$–	$–	7,068,676
Total	$222,106,076	$–	$–	$222,106,076

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

www.all-starfunds.com